Property and Equipment, Net - Summary of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)
Property Plant and Equipment [Line Items]
Construction in progress	¥ 471	$ 65	¥ 63,859
Total	138,123	18,966	76,762
Less: accumulated depreciation	12,895	1,771	10,693
Property and equipment, net	125,228	17,195	66,069
Construction and Buildings
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	116,070	15,938
Leasehold Improvement
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	8,827	1,212	5,501
Motor Vehicles
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	1,634	224	2,772
Electronic Equipment
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	4,334	595	3,275
Office Equipment & Furniture
Property Plant and Equipment [Line Items]
Property plant and equipment gross excluding construction in progress	¥ 6,787	$ 932	¥ 1,355